COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
12 month period ended September 30,
Within 9 months ended December 31, 2013		$ 191,282
2014	261,879
2015	261,879
2016	261,879
2017	261,879
2018	261,879
Total	$ 1,309,395	$ 191,282